Financial Instruments Fair Value Risk (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Fair Values of Financial Assets and Financial Liabilities

The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

	€ million	€ million	€ million	€ million
Fair values of financial assets and financial liabilities	Fair value 2017	Fair value 2016	Carrying amount 2017	Carrying amount 2016
Financial assets
Cash and cash equivalents	3,317	3,382	3,317	3,382
Held-to-maturity investments	163	142	163	142
Loans and receivables	463	398	463	398
Available-for-sale financial assets	564	509	564	509
Financial assets at fair value through profit or loss:
Derivatives	116	91	116	91
Other	139	132	139	132
	4,762	4,654	4,762	4,654
Financial liabilities
Preference shares	-	(125)	-	(68)
Bank loans and overdrafts	(995)	(1,147)	(992)	(1,146)
Bonds and other loans	(23,368)	(15,844)	(22,709)	(15,053)
Finance lease creditors	(147)	(165)	(131)	(143)
Derivatives	(421)	(185)	(421)	(185)
Other financial liabilities	(177)	-	(177)	-
	(25,108)	(17,466)	(24,430)	(16,595)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category

For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Level 1 2017	Level 1 2016	Level 2 2017	Level 2 2016	Level 3 2017	Level 3 2016	Total fair value 2017	Total fair value 2016
Assets at fair value
Other cash equivalents	17A	-	-	80	90	-	-	80	90
Available-for-sale financial assets	17A	215	138	7	98	342	273	564	509
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	-	-	173	226	-	-	173	226
Other	17A	137	-	-	131	2	1	139	132

Liabilities at fair value
Derivatives(b)	16C	-	-	(534)	(331)	-	-	(534)	(331)
Contingent consideration	14	-	-	-	-	(445)	(380)	(445)	(380)

(a)	Includes €57 million (2016: €135 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(113) million (2016: €(146) million) derivatives, reported within trade payables, that hedge trading activities.

Summary of Reconciliation of Movements in Level 3 Valuations

Reconciliation of Level 3 fair value measurements of financial assets is given below:

Reconciliation of movements in Level 3 valuations	€ million 2017	€ million 2016
1 January	(106)	346
Gains and losses recognised in profit and loss	26	94
Gains and losses recognised in other comprehensive income	2	(12)
Purchases and new issues	(89)	(247)
Sales and settlements	(17)	(187)
Transfers into Level 3	83	-
Transfers out of Level 3	-	(100)
31 December	(101)	(106)